Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Lease liabilities.
Schedule of the contractual undiscounted cash flows related to leases

As at December 31, 2019, the contractual undiscounted cash flows related to leases were as follows:

			Present value of
	Future minimum		minimum lease
	lease payments	Interest	payments
Less than one year	$702,498	$97,612	$604,886
Between one and five years	734,642	127,441	607,201
More than five years	275,801	24,212	251,589
	$1,712,941	$249,265	1,463,676
Current portion of lease liabilities			604,886
Non-current portion of lease liabilities			$858,790